Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurement [Abstract]
Non-financial Assets Measured at Fair Value Classified in Level 3
As of December 31, 2019 and 2018 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2019	2018
Level 3
Vessels	$214,938	$782,673
Buildings	299,660	238,901
Land	1,597,923	1,146,252
	$2,112,521	$2,167,826

Information Used for Appraisal
The information used for the measurement of fair value as of December 31, 2019 was:

	Offshore vessels	Parcel tankers
Daily rate or fee	4,570 USD	8,985 USD
Average percentage of utilization	78%	78%
Discount rate	7.19%	7.19%

Reconciliation Between Carrying Amounts of Non-financial Assets Classified within Level 3
As of December 31, 2019 and 2018, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	Vessels	Buildings and Facilities
Balance as of January 1, 2019	$782,673	$1,385,153
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	41,026	377,593
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	(39,199)	-
	1,827	377,593
Additions and disposals, net	(569,562)	134,837
Balance as of December 31, 2019	$214,938	$1,897,583

Balance as of January 1, 2018	$1,118,250	$1,426,631
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	(161,411)	-
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	-	-
	(161,411)	-
Additions and disposals, net	(174,166)	(41,478)
Balance as of December 31, 2018	$782,673	$1,385,153